Quarterly Report
May 31, 2023
MFS®  Government
Securities Fund
MFG-Q1

Portfolio of Investments
5/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.0%
Asset-Backed & Securitized – 7.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.025%, 11/15/2054 (i)	$21,901,431	$1,167,390
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.611% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	7,778,000	7,496,162
ACREC 2023-FL2 LLC, “A”, FLR, 7.303% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	4,824,645	4,786,437
Arbor Realty Trust, Inc., CLO, 2021-FL1, “A”, FLR, 6.076% (LIBOR - 1mo. + 1.35%), 12/15/2035 (n)	4,674,500	4,573,236
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.605% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	3,901,000	3,749,661
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 6.507% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	6,638,000	6,360,034
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.564% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	7,155,500	6,869,588
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.293%, 7/15/2054 (i)	21,161,956	1,413,037
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.619%, 2/15/2054 (i)	13,802,623	1,210,805
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.148%, 12/15/2055	2,688,397	2,819,338
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.46%, 12/15/2055 (i)	23,076,002	891,031
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.269%, 2/15/2054 (i)	43,765,779	2,882,532
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.15%, 3/15/2054 (i)	26,310,699	1,570,420
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.885%, 6/15/2054 (i)	38,145,824	1,825,701
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.264%, 7/15/2054 (i)	33,635,587	2,362,846
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.279%, 8/15/2054 (i)	40,157,319	2,851,523
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.039%, 9/15/2054 (i)	45,344,278	2,477,344
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 6.307% (LIBOR - 1mo. + 1.2%), 10/15/2036 (n)	3,712,000	3,597,826
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.587% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	4,700,500	4,381,444
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.407% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	7,779,500	7,353,017
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	1,247,229	1,166,416
CarMax Auto Owner Trust, 2023-2, “A1”, 5.508%, 5/15/2024	6,224,688	6,223,085
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.864%, 12/15/2072 (i)(n)	23,288,400	983,888
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.322%, 2/15/2054 (i)	33,502,600	2,439,445
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.777%, 4/15/2054 (i)	19,010,040	794,901
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.044%, 6/15/2064 (i)	13,312,800	776,858
CPS Auto Trust, 2019-D, “E”, 3.86%, 10/15/2025 (n)	5,505,000	5,381,319
Dell Equipment Finance Trust 2023-1, “A2”, 5.65%, 9/22/2028 (n)	5,094,000	5,076,749
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	2,906,376	2,890,313
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	8,182,364	8,160,774
Flagship Credit Auto Trust, 2019-3, “D”, 2.86%, 12/15/2025 (n)	2,270,000	2,211,745
KREF 2018-FT1 Ltd., “AS”, FLR, 6.408% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	759,000	716,308
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	1,012,986	1,002,097
LAD Auto Receivables Trust, 2023-1A, “A2”, 5.68%, 10/15/2026 (n)	1,353,000	1,346,420
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.857% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	6,508,500	6,157,044
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 6.757% (LIBOR - 1mo. + 1.65%), 11/15/2038 (n)	10,000,000	9,416,700
MF1 2021-FL5 Ltd., “AS”, FLR, 6.381% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	3,875,500	3,751,965
MF1 2021-FL5 Ltd., “B”, FLR, 6.631% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	4,881,500	4,714,245
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.83%, 12/15/2051 (i)	24,106,908	824,721
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.294%, 5/15/2054 (i)	16,766,318	1,114,804
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.224%, 6/15/2054 (i)	20,545,592	1,250,094
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.098%, 10/15/2054 (i)	80,626,790	4,629,187
Nissan Auto Receivables Owner Trust, 2023-A, 5.424%, 5/15/2024	3,181,936	3,180,954
PFP III 2021-7 Ltd., “AS”, FLR, 6.257% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	5,441,728	5,235,030
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.338% (LIBOR - 1mo. + 1.2%), 11/25/2036 (n)	3,995,302	3,893,225
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.638% (LIBOR - 1mo. + 1.5%), 11/25/2036 (n)	1,261,500	1,230,335
Santander Drive Auto Receivables Trust, 2022-5, “A2”, 3.98%, 1/15/2025	445,731	445,025
Santander Drive Auto Receivables Trust, 2022-6, “A2”, 4.37%, 5/15/2025	499,530	498,389
Toyota Lease Owner Trust, 2023-A, “A1”, 5.388%, 4/22/2024 (n)	2,036,269	2,034,307
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	2,861,000	2,843,714
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.937%, 1/15/2052 (i)(n)	12,754,677	500,251
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.532%, 8/15/2054 (i)	20,638,189	1,676,261
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 5.722% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)	1,011,000	1,010,401
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 5.731% (SOFR - 1mo. + 0.85%), 3/15/2027	6,755,000	6,748,533
		$170,964,875

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,018,000	$1,733,915
Industrial – 0.1%
Howard University, Washington D.C., 2.801%, 10/01/2023	$505,000	$500,084
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	556,000	535,907
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	688,000	641,704
		$1,677,695
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$4,139,000	$4,100,180
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	1,992,000	1,970,468
		$6,070,648
Mortgage-Backed – 49.5%
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	$7,263,969	$7,322,204
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	17,711,581	17,589,700
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	37,379,305	36,057,447
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	27,550,367	25,902,125
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	3,332,024	3,029,215
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	1,325,154	123,537
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	637,265	659,100
Fannie Mae, 6%, 1/01/2033 - 12/01/2037	1,678,789	1,725,091
Fannie Mae, 3%, 2/25/2033 (i)	1,440,446	127,755
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	7,893,128	8,098,049
Fannie Mae, 3.5%, 4/01/2038 - 12/01/2047	24,496,331	22,997,509
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,377,847	1,256,565
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	4,407,090	4,071,421
Fannie Mae, 2.75%, 9/25/2042	1,443,164	1,346,510
Fannie Mae, UMBS, 2.5%, 5/01/2036 - 10/01/2052	165,136,411	142,362,623
Fannie Mae, UMBS, 2%, 10/01/2036 - 5/01/2052	180,300,585	150,232,146
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 12/01/2052	8,381,165	8,421,008
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 3/01/2051	1,572,966	1,244,207
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 9/01/2052	10,642,108	9,804,478
Fannie Mae, UMBS, 3%, 6/01/2051 - 11/01/2052	24,093,024	21,499,089
Fannie Mae, UMBS, 4%, 5/01/2052 - 9/01/2052	5,934,122	5,629,324
Fannie Mae, UMBS, 4.5%, 9/01/2052	2,327,792	2,273,333
Fannie Mae, UMBS, 6%, 2/01/2053	1,701,614	1,783,161
Fannie Mae, UMBS, 5%, 4/01/2053 - 5/01/2053	2,545,550	2,507,627
Freddie Mac, 6%, 6/01/2023 - 10/01/2038	1,015,251	1,051,173
Freddie Mac, 3.06%, 7/25/2023	422,626	421,017
Freddie Mac, 3.531%, 7/25/2023	166,505	165,657
Freddie Mac, 3.458%, 8/25/2023	3,298,864	3,280,488
Freddie Mac, 0.904%, 4/25/2024 (i)	35,952,958	195,383
Freddie Mac, 0.598%, 7/25/2024 (i)	48,840,126	222,135
Freddie Mac, 3.303%, 7/25/2024	4,700,000	4,592,442
Freddie Mac, 3.064%, 8/25/2024	5,899,973	5,747,814
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	6,558,129	6,487,684
Freddie Mac, 2.67%, 12/25/2024	10,948,000	10,555,380
Freddie Mac, 3.062%, 12/25/2024	325,000	315,011
Freddie Mac, 2.811%, 1/25/2025	7,392,458	7,141,525
Freddie Mac, 3.329%, 5/25/2025	16,621,000	16,125,583
Freddie Mac, 3.284%, 6/25/2025	1,125,000	1,091,953
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	4,268,798	4,133,791
Freddie Mac, 3.5%, 11/15/2025 - 10/25/2058	32,273,757	30,449,954
Freddie Mac, 1.367%, 3/25/2027 (i)	5,583,000	255,393
Freddie Mac, 0.572%, 7/25/2027 (i)	103,511,676	2,054,075
Freddie Mac, 0.422%, 8/25/2027 (i)	81,049,206	1,244,446
Freddie Mac, 0.293%, 1/25/2028 (i)	142,943,272	1,823,627
Freddie Mac, 0.304%, 1/25/2028 (i)	61,385,687	807,013

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.135%, 2/25/2028 (i)	$174,372,365	$1,163,552
Freddie Mac, 2.5%, 3/15/2028	106,096	105,481
Freddie Mac, 0.12%, 4/25/2028 (i)	112,749,086	718,866
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	24,084,742	22,005,670
Freddie Mac, 1.091%, 7/25/2029 (i)	19,306,333	1,052,855
Freddie Mac, 1.143%, 8/25/2029 (i)	33,683,263	1,934,885
Freddie Mac, 1.799%, 4/25/2030 (i)	14,430,646	1,491,468
Freddie Mac, 1.868%, 4/25/2030 (i)	20,077,463	2,099,039
Freddie Mac, 1.665%, 5/25/2030 (i)	12,033,779	1,157,179
Freddie Mac, 1.798%, 5/25/2030 (i)	26,880,424	2,780,785
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	3,548,652	3,648,806
Freddie Mac, 1.342%, 6/25/2030 (i)	11,124,134	878,204
Freddie Mac, 1.6%, 8/25/2030 (i)	10,235,210	967,637
Freddie Mac, 1.17%, 9/25/2030 (i)	6,568,138	464,127
Freddie Mac, 1.08%, 11/25/2030 (i)	13,158,725	873,234
Freddie Mac, 0.329%, 1/25/2031 (i)	50,133,157	963,880
Freddie Mac, 0.781%, 1/25/2031 (i)	19,512,958	966,664
Freddie Mac, 0.936%, 1/25/2031 (i)	14,681,587	863,794
Freddie Mac, 0.516%, 3/25/2031 (i)	40,271,717	1,268,072
Freddie Mac, 0.732%, 3/25/2031 (i)	17,260,719	821,070
Freddie Mac, 1.217%, 5/25/2031 (i)	7,120,528	559,219
Freddie Mac, 0.938%, 7/25/2031 (i)	11,674,001	724,492
Freddie Mac, 0.508%, 8/25/2031 (i)	14,899,890	501,846
Freddie Mac, 0.536%, 9/25/2031 (i)	50,149,699	1,727,271
Freddie Mac, 0.855%, 9/25/2031 (i)	48,419,608	2,754,441
Freddie Mac, 0.349%, 11/25/2031 (i)	73,361,326	1,826,110
Freddie Mac, 0.498%, 12/25/2031 (i)	73,957,916	2,539,367
Freddie Mac, 0.568%, 12/25/2031 (i)	12,187,459	473,873
Freddie Mac, 3.82%, 12/25/2032	5,950,000	5,696,390
Freddie Mac, 4.35%, 1/25/2033	13,168,861	13,146,840
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	7,920,533	7,990,002
Freddie Mac, 5.5%, 2/15/2036 (i)	353,773	56,113
Freddie Mac, 2%, 8/15/2036	351,828	349,297
Freddie Mac, 6.5%, 5/01/2037	129,051	134,981
Freddie Mac, 4.5%, 12/15/2040 (i)	105,261	8,902
Freddie Mac, 1.75%, 8/15/2041	1,150,948	1,060,553
Freddie Mac, 3.25%, 11/25/2061	13,338,099	11,955,573
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 6/01/2052	26,676,312	23,214,550
Freddie Mac, UMBS, 2%, 4/01/2037 - 5/01/2052	56,143,026	48,053,656
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 11/01/2052	7,858,631	7,256,510
Freddie Mac, UMBS, 3%, 2/01/2050 - 10/01/2052	40,599,359	36,109,578
Freddie Mac, UMBS, 1.5%, 4/01/2051 - 11/01/2051	10,459,816	8,158,531
Freddie Mac, UMBS, 4%, 5/01/2052 - 9/01/2052	6,302,864	5,988,173
Freddie Mac, UMBS, 5%, 1/01/2053 - 6/01/2053	12,903,373	12,711,107
Freddie Mac, UMBS, 6%, 1/01/2053	4,540,113	4,605,903
Freddie Mac, UMBS, 4.5%, 4/01/2053	7,024,999	6,803,890
Freddie Mac, UMBS, 5.5%, 4/01/2053	2,084,403	2,083,070
Ginnie Mae, 5.5%, 3/15/2033 - 4/20/2053	23,184,285	23,218,350
Ginnie Mae, 4.5%, 7/20/2033 - 12/20/2052	52,527,664	51,144,656
Ginnie Mae, 5.678%, 8/20/2034	1,165,047	1,186,912
Ginnie Mae, 4%, 5/16/2039 - 10/20/2052	17,706,957	16,881,052
Ginnie Mae, 3.5%, 10/20/2041 (i)	432,814	19,014
Ginnie Mae, 3.5%, 12/15/2041 - 1/20/2053	35,173,690	32,783,294
Ginnie Mae, 2.5%, 6/20/2042 - 4/20/2052	44,930,920	39,326,453
Ginnie Mae, 4%, 8/16/2042 (i)	660,382	96,164
Ginnie Mae, 3%, 2/20/2043 - 10/20/2052	45,397,436	41,026,072
Ginnie Mae, 2.25%, 9/20/2043	737,236	699,673
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	31,890,126	27,027,547
Ginnie Mae, 5%, 3/20/2052 - 5/20/2053	20,005,717	19,763,483

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 0.586%, 2/16/2059 (i)	$2,539,482	$84,833
Ginnie Mae, TBA, 5.5%, 6/15/2053	17,050,000	17,039,344
UMBS, TBA, 2.5%, 6/13/2053	19,975,000	17,075,894
UMBS, TBA, 5.5%, 6/25/2053	12,350,000	12,342,281
		$1,126,655,296
Municipals – 0.8%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$1,355,000	$1,350,144
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024	985,000	939,401
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.214%, 12/01/2025	738,000	692,884
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	3,705,000	3,419,581
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	2,165,000	1,992,004
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,159,841	1,108,098
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	3,280,000	3,546,431
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, “R”, 1.517%, 5/01/2026	1,680,000	1,534,481
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	1,900,000	1,817,164
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	1,550,000	1,438,693
		$17,838,881
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.98%, 11/01/2023	$5,944	$5,887
Small Business Administration, 4.89%, 12/01/2023	20,664	20,517
Small Business Administration, 4.77%, 4/01/2024	38,425	37,808
Small Business Administration, 5.52%, 6/01/2024	14,662	14,608
Small Business Administration, 4.99%, 9/01/2024	41,475	40,676
Small Business Administration, 4.86%, 10/01/2024	27,102	26,724
Small Business Administration, 4.86%, 1/01/2025	67,601	66,616
Small Business Administration, 5.11%, 4/01/2025	43,624	42,607
Small Business Administration, 2.21%, 2/01/2033	694,246	633,083
Small Business Administration, 2.22%, 3/01/2033	1,093,717	995,916
Small Business Administration, 3.15%, 7/01/2033	1,115,186	1,053,157
Small Business Administration, 3.16%, 8/01/2033	427,658	405,733
Small Business Administration, 3.62%, 9/01/2033	396,780	380,472
		$3,723,804
U.S. Treasury Obligations – 36.6%
U.S. Treasury Bill, 0%, 8/01/2023	$21,885,000	$21,696,063
U.S. Treasury Bonds, 6.25%, 8/15/2023	1,445,000	1,448,353
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	6,215,745
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,059,825
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	2,529,437
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,230,278
U.S. Treasury Bonds, 4.5%, 8/15/2039	11,926,300	12,942,831
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	8,554,572
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	23,169,927
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	76,089,923
U.S. Treasury Bonds, 2.875%, 11/15/2046	26,245,000	21,700,309
U.S. Treasury Notes, 0.125%, 6/30/2023	18,346,500	18,271,746
U.S. Treasury Notes, 0.125%, 7/15/2023	11,546,000	11,471,064
U.S. Treasury Notes, 2.5%, 8/15/2023 (f)	136,673,000	135,856,473
U.S. Treasury Notes, 0.375%, 10/31/2023	8,133,200	7,966,724
U.S. Treasury Notes, 2.25%, 3/31/2024	2,613,000	2,549,206
U.S. Treasury Notes, 3.875%, 3/31/2025	22,442,000	22,182,514
U.S. Treasury Notes, 3.875%, 4/30/2025	68,430,000	67,684,220
U.S. Treasury Notes, 2.625%, 12/31/2025	20,900,000	20,117,883
U.S. Treasury Notes, 0.75%, 5/31/2026	38,599,000	35,040,655
U.S. Treasury Notes, 2%, 11/15/2026	51,959,000	48,664,880
U.S. Treasury Notes, 2.75%, 2/15/2028	54,157,000	51,669,163

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.625%, 3/31/2028	$86,350,000	$85,688,883
U.S. Treasury Notes, 1%, 7/31/2028	32,248,000	28,051,981
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	18,076,994
U.S. Treasury Notes, 1.625%, 8/15/2029	29,405,000	26,036,060
U.S. Treasury Notes, 1.75%, 11/15/2029	8,564,000	7,631,661
U.S. Treasury Notes, 3.5%, 4/30/2030	18,675,000	18,438,644
U.S. Treasury Notes, 1.625%, 5/15/2031	41,833,000	36,071,158
U.S. Treasury Notes, 1.375%, 11/15/2031	11,425,300	9,552,622
U.S. Treasury Notes, 3.25%, 5/15/2042	3,075,000	2,761,854
		$831,421,648
Total Bonds		$2,160,086,762
Investment Companies (h) – 6.8%
Money Market Funds – 6.8%
MFS Institutional Money Market Portfolio, 4.88% (v)	153,996,574	$153,981,174

Other Assets, Less Liabilities – (1.8)%		(40,684,576)
Net Assets – 100.0%		$2,273,383,360
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $153,981,174 and $2,160,086,762, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $118,890,651, representing 5.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 5/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	509	$65,326,969	September – 2023	$615,612
U.S. Treasury Note 10 yr	Long	USD	1,868	213,827,625	September – 2023	132,322
U.S. Treasury Note 2 yr	Long	USD	288	59,278,500	September – 2023	94,665
U.S. Treasury Note 5 yr	Long	USD	1,448	157,945,125	September – 2023	626,842
U.S. Treasury Ultra Bond	Long	USD	203	27,785,625	September – 2023	427,686

Portfolio of Investments (unaudited) – continued

Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Note 10 yr	Long	USD	732	$88,171,688	September – 2023	$369,010
						$2,266,137
At May 31, 2023, the fund had liquid securities with an aggregate value of $12,717,620 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of May 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$835,145,452	$—	$835,145,452
Municipal Bonds	—	17,838,881	—	17,838,881
U.S. Corporate Bonds	—	9,482,258	—	9,482,258
Residential Mortgage-Backed Securities	—	1,126,655,296	—	1,126,655,296
Commercial Mortgage-Backed Securities	—	83,776,355	—	83,776,355
Asset-Backed Securities (including CDOs)	—	87,188,520	—	87,188,520
Mutual Funds	153,981,174	—	—	153,981,174
Total	$153,981,174	$2,160,086,762	$—	$2,314,067,936
Other Financial Instruments
Futures Contracts – Assets	$2,266,137	$—	$—	$2,266,137

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$179,832,235	$444,063,833	$469,863,083	$(40,279)	$(11,532)	$153,981,174
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,395,055	$—